Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Company and their relationships with the Company.

Entity or individual name	Relationship with the Company
Zhao Yun	Independent Director and Chairman of the Compensation Committee of the Company

(a)	The Company entered into the following related party transactions:

For the six months ended June 30, 2026 and for fiscal year ended December 31, 2025, the Company had no material related party transactions.

(b)	The Company had the following significant related party balances:

As of June 30, 2026, the Company had a due to related party balance of $12,083 owing to Zhao Yun.